Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2022
Accounting Policies [Abstract]
Subscriptions receivables	$ 0	$ 20,300,000
Offering cost	600,000	600,000
Non-cash financing activity	100,000	$ 100,000
ROU operating asset			$ 1,800,000
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]			Other assets
Operating lease liability			$ 1,200,000
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]			us-gaap:BelowMarketLeaseNet
Reclassification of lease purchase option and deferred rent	$ 600,000